4. DISCONTINUED OPERATIONS (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discontinued Operations Details 1
Revenues	¥ 1,456	¥ 41,525	¥ 960,241
(Loss) income from discontinued operations	(2,657)	(25,835)	62,867
Income tax (benefit) provisions	(4,993)	(26,929)	11,795
Income from discontinued operations, net of taxes	¥ 2,336	¥ 1,094	¥ 51,072